Reinsurance (Tables)	6 Months Ended
Jun. 30, 2018
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Schedule of Net Life Insurance in Force
The following table sets forth net life insurance in force:

	Successor Company		Predecessor Company
	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
Direct life insurance in force	$109,179.4	$86,142.8	$76,853.1
Amounts assumed from other companies	188.1	187.0	184.7
Amounts ceded to other companies	(26,473.9)	(24,452.4)	(23,558.3)
Net life insurance in force	$82,893.6	$61,877.4	$53,479.5
Percentage of amount assumed to net	0.23%	0.30%	0.35%
Percentage of amount ceded to direct	24.25%	28.39%	30.65%

Schedule of Reinsurance Recoverables
Reinsurance recoverables are composed of the following amounts:

	As of December 31, 2017	As of December 31, 2016
Life insurance
Reinsurance recoverables on:
Funds held under deposit contracts	$102.4	$99.8
Future policy benefits	134.3	130.9
Paid claims, expense allowance, premium tax recoverables and other	18.7	3.7
Policy and contract claims	5.8	6.9
Total life insurance	261.2	241.3
Accident and health insurance
Reinsurance recoverables on:
Future policy benefits	40.3	47.6
Policy and contract claims	12.7	8.0
Paid claims, expense allowance and premium tax recoverables	4.0	1.9
Total accident and health insurance	57.0	57.5
Total reinsurance recoverables	$318.2	$298.8

The Effects of Reinsurance on Premiums and Policy Fees and Contract Charges
The following table sets forth the effect of reinsurance on premiums and policy fees and contract charges. It is disaggregated by accident and health, and life insurance products, which are short- and long-duration contracts, respectively.

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Premiums:
Direct:
Accident and health	$798.7	$626.3	$56.7	$676.0
Life insurance	171.1	127.5	10.7	123.1
Total direct	969.8	753.8	67.4	799.1
Total assumed	0.9	0.3	—	0.1
Ceded:
Accident and health (1)	(26.4)	(0.6)	(4.0)	(43.5)
Life insurance	(44.8)	(36.0)	(2.2)	(39.1)
Total ceded	(71.2)	(36.6)	(6.2)	(82.6)
Total premiums	899.5	717.5	61.2	716.6
Policy fees and contract charges:
Direct life insurance	245.4	195.2	16.0	180.0
Ceded life insurance	(11.7)	(9.1)	(0.5)	(8.6)
Total policy fees and contract charges (2)	233.7	186.1	15.5	171.4
Total premiums and other amounts assessed to policyholders	$1,133.2	$903.6	$76.7	$888.0
Percentage of assumed to total premiums and other amounts assessed to policyholders	0.08%	0.03%	—%	0.01%
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(1)	Successor Company ceded premiums reflect long-term disability income business recaptured during 2016.

(2)
Total policy fees and contract charges represents amounts charged to policyholders other than premiums and recorded in policy fees, contract charges and other in the consolidated statements of income (loss). This primarily consists of cost of insurance charges.